Subsequent events (Details) - USD ($)		1 Months Ended						3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 07, 2021	May 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 22, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 21, 2021
Subsequent events (Details) [Line Items]
Exercise, term						9 years 6 months
Maturity date										Dec. 06, 2021
Shares issued							9,374,786		9,374,786	3,891,256	9,374,786
Purchase price per share (in Dollars per share)							$ 7.38		$ 7.38	$ 7.38	$ 7.38
Conversion stock, description											Each share of Series D Preferred Stock will have a stated value of $7.38 per share. At any time, the Series D Preferred Stock can be converted into shares of Class A Common Stock at $7.38 per share.
Shares of restricted stock								5,700,000
Received proceeds (in Dollars)								$ 900,000
Number of shares			275,052		9,611,840			275,052
Loan amount (in Dollars)				$ 8,300,000
Interest rate				3.25%
Common stock shares issued and outstanding											20,351,411	10,866,044
Business combination agreement, description										Until the Company is cash-flow positive, the Company will need to continue to raise funds through the issuance of private equity securities or additional borrowings. The Company raised $128.1 million through sales of Series D and D-1 Preferred Stock, where $9.5 million was received as of June 30, 2020 and $118.6 million was received as of June 30, 2021. In addition, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II. on February 7, 2021 (see Note 1 — Description of business).	Until the Company is cash-flow positive, the Company will need to continue to raise funds through the issuance of private equity securities or additional borrowings. The Company raised $128.1 million through sales of Series D and D-1 Preferred Stock, where $99.3 million was received during the year ended December 31, 2020 and $28.7 million was received subsequent to December 31, 2020. In addition, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II on February 7, 2021 (see Note 17 — Subsequent events). Management has considered conditions or events in the aggregate, including the impact of the COVID-19 pandemic and the closing of the Business Combination Agreement, that provides substantial doubt about the Company’s ability to continue as a going concern over the next 12 months following the issuance of the consolidated financial statements. No assurances can be provided that additional funding will be available at terms acceptable to the Company, if at all. If the Company is unable to raise additional capital, the Company may significantly curtail its operations, modify existing strategic plans and/or dispose of certain operations or assets.
Purchase price, description											(i) cash consideration of $0.2 million, and (ii) equity consideration of 150,134 shares of Class B Common Stock.
Common stock, par value (in Dollars per share)							$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Tortoise Acquisition Corp. II [Member]
Subsequent events (Details) [Line Items]
Shares issued							8,625,000		8,625,000	8,625,000	8,625,000
Purchase price per share (in Dollars per share)							$ 10.00		$ 10.00		$ 10.00
Working capital loans (in Dollars)		$ 700,000								$ 100,000
Exceeds sale price per share (in Dollars per share)							$ 12.00		$ 12.00		$ 12.00
Aggregate of common shares									30,000,000
Aggregate of purchase price (in Dollars)									$ 300,000,000
Aggregate fee, percentage									3.00%
Subsequent event, description									the Company from a sale of the securities in such offering (or $9.0 million) will be payable to the Placement Agents, subject to the completion of the offering. The Company also engaged Barclays under such engagement letter to act as the Company’s financial advisor and capital markets advisor in connection with the Proposed Transactions, and the Company agreed to pay a fee of $3.0 million to Barclays for such services, subject to the consummation of the Proposed Transactions.
Business Combination [Member]
Subsequent events (Details) [Line Items]
Business combination, description										the entire unpaid principal balance, together with the accrued and unpaid interest thereon, of all partial recourse promissory notes issued to executive officers (see Note 16 — Related party transactions) were settled through the issuance of Class A and B Common Stock which were pledged as collateral under the promissory notes agreements. Immediately prior to the Business Combination, all outstanding shares of the Company’s Preferred Stock and Class B Common Stock were converted into the right to receive 102,924,491 shares of Class A Common Stock of the combined company and the Company’s Class A Common Stock was converted into the right to receive 9,887,185 shares of Class B Common Stock of the combined company. Upon the Closing of the Business Combination in Q3 of 2021, a total of 161,714,389 shares of Common Stock of the combined company will be outstanding, comprised of 9,887,185 shares of Class B Common Stock and 151,827,204 shares of Class A Common Stock, including the other outstanding shares of Class A Common Stock of TortoiseCorp II prior to the Business Combination and issued in connection with the concurrent private placement which closed with the Business Combination.
Business combination agreement, description	the Business Combination, all outstanding shares of the Company’s Preferred Stock are expected to be converted into 66,927,034 shares of Common Stock. Upon the expected Closing of the Business Combination in Q2 of 2021, a total of 93,488,363 shares of Common Stock are expected to be outstanding. The Company’s Common Stock is expected to begin trading on the NYSE in Q2 2021 under the symbol “VLTA”.
Class B Common Stock [Member]
Subsequent events (Details) [Line Items]
Options granted						140,000
Accrued interest (in Dollars)							$ 1,000,000.0
Shares issued			6,209,918					6,209,918					150,134
Purchase price per share (in Dollars per share)													$ 8.13
Exercise price, per share (in Dollars per share)			$ 7.48		$ 3.06
Common stock shares issued and outstanding				3,407,015							10,865,932	3,456,714
Class B Common Stock [Member] | Tortoise Acquisition Corp. II [Member]
Subsequent events (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Series D Preferred Stock [Member]
Subsequent events (Details) [Line Items]
Shares issued				3,891,256	3,891,256
Preferred stock, par value (in Dollars)				$ 28,700,000	$ 28,700,000
Purchase price per share (in Dollars per share)				$ 0.001	$ 0.001
Volta Class A Common Stock [Member] | Tortoise Acquisition Corp. II [Member]
Subsequent events (Details) [Line Items]
Common stock, par value (in Dollars per share)							0.001		0.001		0.001
Volta Class B Common Stock [Member] | Tortoise Acquisition Corp. II [Member]
Subsequent events (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.001		$ 0.001		$ 0.001